The Company	12 Months Ended
Dec. 31, 2024
Company Information [Abstract]
The Company	THE COMPANY
Founded in 1999 under the laws of France, GENFIT S.A. (the "Company") is a biopharmaceutical company dedicated to the discovery and development of innovative drugs and diagnostic tools in therapeutic areas of high unmet need due in particular to a lack of effective treatments or diagnostic solutions and/or an increase in patients worldwide.
The Company focuses its research and development (R&D) efforts on the potential marketing of therapeutic and diagnostic solutions to combat certain metabolic, inflammatory, autoimmune and fibrotic diseases affecting in particular the liver (such as Primary Biliary Cholangitis or PBC) and more generally gastroenterological diseases.
The consolidated financial statements of the Company include the financial statements of GENFIT S.A. and those of its wholly-owned subsidiaries: GENFIT CORP. (U.S. subsidiary) and Versantis AG (Swiss subsidiary) (together referred to in these notes to the consolidated financial statements as "GENFIT" or the "Group" or “we“ or “us”). There are no non-controlling interests for any period presented herein.